Basis of accounting	12 Months Ended
Dec. 31, 2023
Basis Of Accounting [Abstract]
Basis of accounting	Basis of accounting
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards. They were authorized for issue by the Company’s board of directors on April 30, 2024.
On November 1, 2023, the Company's shareholders approved a 1-for-15 reverse stock split of the Company's issued and unissued Class A ordinary shares and Class B ordinary shares, which was effected on November 14, 2023. The effect of the reverse stock split was to consolidate each 15 existing issued and outstanding share of $0.0001 pa value each in the Company, into one share of $0.0015 par value each in the Company, with no change in authorized shares. The number of issued and outstanding ordinary shares, including shares reserved for issuance, was reduced from approximately 181.8 million ordinary shares to approximately 12.2 million ordinary shares. 35,755 ordinary shares were issued in connection with the reverse stock split as no fractional shares were issued in connection, and a shareholder who would otherwise be entitled to receive a fractional share received a whole share. All issued and unissued ordinary shares contained in the consolidated financial statements have been retroactively adjusted to reflect the reverse split for all periods presented.
Details of the Group’s accounting policies are included in note 38.